UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

December 27, 2018 to January 25, 2019

Commission File Number of issuing entity: 333-159791-05

Central Index Key Number of issuing entity: 0001536694

Sequoia Mortgage Trust 2012-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159791-01

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Matthew J. Tomiak

(415) 389-7373

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3867571

38-3867572

38-3867573

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
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1-AX	☐	☐	☒

2-A1	☐	☐	☒

2-AX	☐	☐	☒

B-1	☐	☐	☒

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LT-R	☐	☐	☒

R	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 25, 2019, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-1.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2012-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 27, 2018 to January 25, 2019.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-1. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on May 14, 2018. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

The Depositor has been notified by Wells Fargo Bank, N.A . (“Wells Fargo”) of an update to material pending legal proceedings to which Wells Fargo is subject in connection with its role as trustee of certain RMBS transactions.

This registrant is not a party to, nor is this Sequoia transaction subject to, the pending legal proceedings.

Disclosure from Wells Fargo, N.A.:

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., ("Wells Fargo Bank") in its capacity as trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue. The settlement agreement is subject to court approval. Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

The Depositor has been notified by U.S. Bank National Association (“U.S Bank”) of an update to material pending legal proceedings to which U.S. Bank is subject in connection with its role as trustee of certain RMBS transactions.

This registrant is not a party to, nor is this Sequoia transaction subject to, the pending legal proceedings.

Disclosure from U.S. Bank:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association ("U.S. Bank"), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and a companion class action case involving additional trusts (collectively, the "BlackRock cases"). In order to avoid the significant burden and expense incurred in defending such a complex case and the uncertainty faced in any litigation, U.S. Bank has entered into a settlement agreement, without admitting any wrongdoing or liability, that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned BlackRock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-1, relating to the January 25, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-1, relating to the January 25, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.
(Depositor)

/s/ Matthew Tomiak
Matthew Tomiak, Vice President

Date: February 4, 2019